UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one):   [  ]  is a restatement.
                                      [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NTV Asset Management, LLC
Address:     216 Brooks Street
             Suite 300
             Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Setterstrom
Title:       Chief Compliance Officer
Phone:       (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom        Charleston, West Virginia           August 1, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

       Form 13F File Number Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5,546,199

Form 13F Information Table Value Total:  234,245
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No. Form 13F File Number Name

                                                    Form 13F INFORMATION TABLE

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          Column 1                Column 2       Column 3    Column 4 Column 5    Column 6   Column 7        Column 8
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     NAME OF ISSUER               TITLE OF         CUSIP       VALUE  SHRS OR    INVESTMENT   OTHER
                                   CLASS                     (x$1000) SH/PUT/    DISCRETION  MANAGERS    VOTING AUTHORITY
                                                                      PRN AMT
                                                                      PRN CALL
                                                                                                        SOLE   SHARED  NONE
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Alcoa Inc                                   Com   013817101      447    28225       Sole                28225       0
Apple Inc                                   Com   037833100     1242     3702       Sole                 3652      50
ABB Ltd                           Sponsored ADR   000375204      311    12000       Sole                    0   12000
Abbott Labs                                 Com   002824100      624    11860       Sole                11560     300
Automatic Data Processing                   Com   053015103      641    12168       Sole                11918     250
Autodesk Inc                                Com   052769106      386    10000       Sole                    0   10000
American Elec Pwr Inc                       Com   025537101      269     7150       Sole                 6750     400
Ishares Tr                     Barclys US AGG B   464287226      357     3353       Sole                  353    3000
Amgen Inc                                   Com   031162100      859    14727       Sole                13327    1400
Air Prods & Chems Inc                       Com   009158106     1763    18450       Sole                 8050   10400
Apollo Global Mgmt LLC                 Cl A shs   037612306      688    40000       Sole                40000       0
Boeing Co                                   Com   097023105     1725    23335       Sole                22835     500
Bank of America Corporation                 Com   060505104      747    68216       Sole                58400    9816
Baxter Intl Inc                             Com   071813109     1558    26104       Sole                 6895   19209
BB&T Corp                                   Com   054937107     9545   355653     Shared               322461   33192
Black Hills Corp                            Com   092113109      368    12250       Sole                    0   12250
Bristol Myers Squibb Co                     Com   110122108      968    33447       Sole                25547    7900
Berkshire Hathaway Inc Del                 Cl B   084670702      539     6965       Sole                 4250    2715
EGA Emerging Global Shs Tr       Brazil Infrstr   268461829      206     8000       Sole                 7500     500
Blackstone GSO Flting Rte Fu                Com   09256U105     1584    77050       Sole                73050    4000
Citigroup Inc                               Com   172967101      531    12771       Sole                11372    1399
Caterpillar Inc Del                         Com   149123101      440     4142       Sole                 4142       0
Cerner Corp                                 Com   156782104      840    13750       Sole                13750       0
City Hldg Co                                Com   177835105      602    18246     Shared                16746    1500
Colgate Palmolive Co                        Com   194162103      857     9812       Sole                 7112    2700
Cisco Sys Inc                               Com   17275R102      607    38896       Sole                27316   11580
CSX Corp                                    Com   126408103      927    35370       Sole                 1170   34200
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Chevron Corp New                            Com   166764100     2743    26679       Sole                23334    3345
SPDR Series Trust                Barcly Cnv Etf   78464A359     4492   108310       Sole                88625   19685
Dominion Res Inc Va New                     Com   25746U109      380     7876       Sole                 7876       0
Powershares DB Cmdty Idx Tra       Unit Ben Int   73935S105      683    23600       Sole                17500    6100
Du Pont E I De Nemours & Co                 Com   263534109     2125    39333       Sole                26533   12800
Wisdomtree Trust                 Emerg Mkts ETF   97717W315     3215    52725       Sole                49350    3375
Wisdomtree Trust                 Emg Mkts Smcap   97717W281      362     6900       Sole                 1300    5600
Diamonds Tr                          Unit Ser 1   78467X109     2099    16955       Sole                13715    3240
Disney Walt Co                              Com   254687106     2382    61019       Sole                31839   29180
Wisdomtree Trust                 Intl SmCap Div   97717W760     1026    19645       Sole                12545    7100
Dow Chem Co                                 Com   260543103      808    22469     Shared                 6469   16000
Duke Energy Corp New                        Com   26441C105     1030    54741       Sole                42041   12700
Ishares Tr                       DJ Sel Div Inx   464287168     6568   124130       Sole               113030   11100
Ishares Tr                       MSCI Emerg Mkt   464287234     7913   166242       Sole               105482   60760
Ishares Tr                        MSCI Eafe Idx   464287465     5331    88645       Sole                45150   43495
Ishares Tr                         MSCI Grw Idx   464288885      305     4845       Sole                  650    4195
Templeton Emerging Mkts Fd 1                Com   880191101      202     8875       Sole                 7875    1000
Emerson Elec Co                             Com   291011104     1508    26822       Sole                11700   15122
El Paso Corp                                Com   28336L109      283    14034       Sole                    0   14034
Enterprise Prods Partners                   Com   293792107     1331    30807       Sole                30807       0
Wisdomtree Trust                 India Erngs Fd   97717W422      280    11700       Sole                    0   11700
Edwards Lifesciences Corp                   Com   28176E108      320     3680       Sole                    0    3680
Ishares Inc                      MSCI CDA Index   464286509      438    13850       Sole                 3850   10000
Ishares Inc                          MSCI Japan   464286848      640    61400       Sole                40200   21200
Ishares Inc                      MSCI UTD Kingd   464286699      219    12300       Sole                12300       0
Ishares Inc                         MSCI Brazil   464286400      553     7550       Sole                 5450    2100
Ishares Tr                       S&P GL Industr   464288729     1359    23900       Sole                15200    8700
Ishares Tr                       MSCI EMU Index   464286608      236     6100       Sole                 3600    2500
Freeport-McMoran Copper & Go                Com   35671D857      410     7760       Sole                 7760       0
First Tr Exchange Traded Fd      DJ Internt Idx   33733E203      585    16150       Sole                10450    5700
FirstEnergy Corp                            Com   337932107      233     5296       Sole                 5296       0
Flaherty & Crmn/Clymr Pfd Swe           Com Shs   338478100      336    18894       Sole                17785    1109
Federated Invs Inc PA                      Cl B   314211103      476    20000       Sole                    0   20000
Fiserv Inc                                  Com   337738108      858    13700       Sole                  100   13600
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Fiduciary Claymore MLP Opp F                Com   31647Q106     1391    64942       Sole                60838    4104
Claymore ETF Trust 2             Gugg Frntr Mkt   18383Q838     1453    62000       Sole                48800   13200
Ishares Tr                       FTSE XNHUA Idx   464287184      227     5300       Sole                  300    5000
General Dynamics Corp                       Com   369550108      789    10600       Sole                  100   10500
Western Asset Global CP Defi                Com   95790C107      485    25852       Sole                11800   14052
Market Vectors ETF Tr            Gold Miner ETF   57060U100     1733    31750       Sole                31300     450
General Electric Co                         Com   369604103     3802   201637       Sole               139556   62081
Gabelli Glb Gld Nat Res & In     Com Shs Bn Int   36244N109      322    18150       Sole                17850     300
Gilead Sciences Inc                         Com   375558103      269     6500       Sole                 6500       0
General Mls Inc                             Com   370334104      300     8082       Sole                 2990    5092
Wisdomtree Trust                    Intl Energy   97717W711      310    10950       Sole                10950       0
Google Inc                                 Cl A   38259P508      354      700       Sole                  670      30
Government Pptys Income Tr      Com Shs Ben Int   38376A103      944    34950       Sole                31750    3200
Claymore ETF Trust 2               Cina Sml Cap   18383Q853      441    15650       Sole                 9550    6100
Health Care REIT Inc                        Com   42217K106     1638    31260       Sole                30260    1000
HCP Inc                                     Com   40414L109      258     7050       Sole                 5100    1950
Home Depot Inc                              Com   437076102     1155    31905       Sole                19255   12650
Heniz H J Co                                Com   423074103      634    11908       Sole                10708    1200
Honeywell Intl Inc                          Com   438516106      313     5257       Sole                 1557    3700
Hospitality Pptys Tr             Com Sh Ben Int   44106M102      215     8900       Sole                 3800    5100
Hershey Co                                  Com   427866108      233     4100       Sole                  900    3200
Ishares Tr                        High Yld Corp   464288513     1834    20095       Sole                18581    1514
Ishares Comex Gold Tr                   Ishares   464285105     1618   110550       Sole                99050   11500
Ishares Tr                       NASDQ Bio Indx   464287556     4169    39094       Sole                32367    6727
International Business Machs                Com   459200101     2959    17253       Sole                11878    5375
Ishares Tr                          DJ US Utils   464287697      253     3070       Sole                 3070       0
Ishares Tr                     DJ Intl Sel Divd   464288448      676    19000       Sole                18700     300
Ishares Tr                     Barclays 7-10 yr   464287440      439     4586       Sole                  731    3855
Ishares Tr                       S&P MidCap 400   464287507     5144    52660       Sole                34875   17785
Ishares Tr                       S&P MC 400 Grw   464287606     1384    12475       Sole                12325     150
Ishares Tr                       S&P SmlCap 600   464287804     1816    24770       Sole                12095   12675
Ishares Tr                         S&P SmlCp Gr   464287887      402     5000       Sole                 4900     100
Intel Corp                                  Com   458140100     1421    64129       Sole                39129   25000
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Ishares Tr                     S&P Glb 100 Indx   464287572      638     9828       Sole                 6075    3753
Ishares Tr                       S&P 1500 Index   464287150      220     3650       Sole                 3650       0
Ishares Tr                        S&P 500 Value   464287408     1060    17112       Sole                 2812   14300
Ishares Tr                        S&P 500 Index   464287200      365     2762       Sole                 2762       0
Ishares Tr                          S&P 500 Grw   464287309     2747    39550       Sole                20200   19350
Ishares Tr                         Russell 1000   464287622      590     8000       Sole                    0    8000
Ishares Tr                      Russell 1000 Gr   464287614      878    14425       Sole                 6400    8025
Ishares Tr                         Russell 2000   464287655      750     9078       Sole                 7120    1958
Ishares Tr                         Rusl 2000 Gr   464287648      716     7550       Sole                 7550       0
Ishares Tr                       Russell Mcp Gr   464287481      599     9700       Sole                 2700    7000
Ishares Tr                      Russell Mid Cap   464287499     2333    21340       Sole                 9310   12030
Ishares Tr                          S&P Gbl Inf   464287291      813    13325       Sole                12825     500
Ishares Tr                       DJ US Industrl   464287754      462     6592       Sole                 4875    1717
Johnson & Johnson                           Com   478160104     4222    63471       Sole                42546   20925
JP Morgan & Chase & Co                      Com   46625H100      866    21167     Shared                19875    1292
Ishares Tr                       S&P Gl Utiliti   464288711     1311    28550       Sole                27650     900
Kraft Foods Inc                            Cl A   50075N104      232     6590       Sole                 4110    2480
Kimberly Clark Corp                         Com   494368103      517     7774       Sole                 6474    1300
Kinder Morgan Energy Partner     Ut Ltd Partner   494550106     1020    14050       Sole                14050       0
Coca Cola Co                                Com   191216100     2590    38500       Sole                18850   19650
SPDR Series Trust               KBW Regn Bk ETF   78464A698     1572    61800       Sole                61800       0
Kayne Anderson Energy TTL Rt                Com   48660P104     1641    55371       Sole                41171   14200
Kayne Anderson MLP Invsmnt                  Com   486606106     1625    53735       Sole                40635   13100
Global X Fds                      Glb X Lithium   37950E762     1191    60400       Sole                58700    1700
Ishares Tr                       IBOXX Inv CPBD   464287242     2646    24027       Sole                20257    3770
Allscripts Healthcare Solutn                Com   01988P108      466    24000       Sole                24000       0
Medco Health Solutions Inc                  Com   58405U102      296     5244       Sole                  548    4696
Altria Group Inc                            Com   02209S103     1039    39345       Sole                37845    1500
Market Vectors ETF Tr               Agribus ETF   57060U605     1405    26125       Sole                21125    5000
Merck & Co Inc New                          Com   58933Y105     1019    28885       Sole                10912   17973
Microsoft Corp                              Com   594918104     2943   113220       Sole                78542   34678
Ishares Tr                        S&P Glb Mtrls   464288695     1913    26078       Sole                15975   10103
Mylan Labs Inc                              Com   628530107      614    24924       Sole                24313     611
------------------------------------------------------------------------------------------------------------------------------

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Nextera Energy Inc                          Com   65339F101      361     6290       Sole                 6100     190
Nucor Corp                                  Com   670346105      210     5100       Sole                 5100       0
Novartis A G                      Sponsored ADR   66987V109      884    14475       Sole                14475       0
NYSE Euronext                               Com   629491101      490    14300       Sole                 4300   10000
Ishares Tr                       S&P 100 Idx Fd   464287101     3443    58625       Sole                40600   18025
Oracle Corp                                 Com   68389X105      877    26675       Sole                 6675   20000
Plum Creek Timber Co Inc                    Com   729251108      536    13242       Sole                 8237    5005
Powershares Global ETF Trust     Sovereign Debt   73936T573     1605    59248       Sole                36013   23235
Pepsico Inc                                 Com   713448108     2553    36262       Sole                31962    4300
Powershares ETF Trust            Hi Yld Eq Dvdn   73935X302      263    29965       Sole                28965    1000
Pfizer Inc                                  Com   717081103      923    44812       Sole                25762   19050
Ishares Tr                       US Pfd Stk Idx   464288687     1510    38075       Sole                19400   18675
Pimco Income Strategy Fund                  Com   72201H108      286    22108       Sole                17430    4678
Procter & Gamble Co                         Com   742718109     4632    72869       Sole                51399   21470
Powershares ETF Trust            Water Resource   73935X575      604    31225       Sole                27500    3725
Polycom Inc                                 Com   73172K104      275     4291       Sole                 4291       0
Philip Morris Intl Inc                      Com   718172109      261     3909       Sole                 3630     279
Piedmont Nat Gas Inc                        Com   720186105      263     8703       Sole                 8703       0
Market Vectors ETF Tr            Pre-Rf Mun ETF   57060U738      215     8606       Sole                 8606       0
Powershares ETF Trust          Gbl Lstd Pvt Eqt   73935X195     1565   146900       Sole               146400     500
Powershares ETF Trust            Dyn Netwkg Prt   73935X815      271     9600       Sole                 8100    1500
First Tr Nas100 Eq Weighted                 Shs   337344105      326    12800       Sole                10300    2500
Powershares QQQ Trust                Unit Ser 1   73935A104     5702    99956       Sole                71731   28225
Pimco Strategic Gbl Gov Fd I                Com   72200X104      430    37620       Sole                32620    5000
Royal Dutch Shell PLC               Spons ADR A   780259206     1950    27425       Sole                24425    3000
RGC Res Inc                                 Com   74955L103      639    19650       Sole                    0   19650
Transocean Ltd                          Reg Shs   H8817H100      221     3425       Sole                 1800    1625
Rydex ETF Trust                  S&P 500 Eq Trd   78355W106     2894    57175       Sole                38175   19000
Raytheon Co                             Com New   755111507      466     9367       Sole                 1367    8000
Ishares Tr                       MSCI Small Cap   464288273      261     6000       Sole                    0    6000
Seadrill Limited                            Shs   G7945E105     1128    32000       Sole                32000       0
Ishares Tr                       Barclys 1-3 YR   464287457      679     8055       Sole                 5675    2380
Schlumberger Ltd                            Com   806857108     3877    44880       Sole                28630   16250
Senior Hsg Pptys Tr                  Sh Ben Int   81721M109      360    15410                           12500    2910
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Southern Co                                 Com   842587107     1031    25539       Sole                23971    1568
SPDR Tr                              Unit Ser 1   78462F103     6338    48032       Sole                46565    1467
Sysco Corp                                  Com   871829107      739    23720       Sole                21720    2000
AT&T Inc                                    Com   00206R102     3978   126650       Sole               108547   18103
ProShares Tr                  Pshs Ultsh 20 yrs   74347R297      995    28850       Sole                28850       0
Teva Pharmaceuticals Inds Ltd               ADR   881624209      888    18421       Sole                11171    7250
Thermo Fisher Scientific Inc                Com   883556102      973    15125       Sole                14825     300
Total S A                         Sponsored ADR   89151E109     1743    30150       Sole                29650     500
United Bankshares Inc WV                    Com   909907107     1267    51761     Shared                51761       0
Cohen & Steers Infrastructur                Com   19248A109      318    17920       Sole                17620     300
United Technologies Corp                    Com   913017109     1090    12322       Sole                 9163    3159
Verizon Communications Inc                  Com   92343V104     2231    59935       Sole                49204   10731
Walgreen Co                                 Com   931422109      259     6100       Sole                 6100       0
Wells Fargo & Co New                        Com   949746101      467    16646       Sole                12046    4600
Waste Mgmt Inc Del                          Com   94106L109     1795    48178       Sole                32228   15950
Wesbanco Inc                                Com   950810101      292    14866     Shared                11446    3420
Exxon Mobil Corp                            Com   30231G102     6841    84074       Sole                55556   28518
                                                              234245  5546199                         4165379 1380820
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